Taxation - Disclosure of deferred tax in the income statement and the balance sheet by category of temporary difference (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	$ (806)	$ 4,094	$ 1,794
Balance sheet
Deferred tax liability	9,617	10,526
Deferred tax asset	(4,268)	(3,908)
Deferred tax liability (asset)	5,349	6,618	2,370
Before Offset Amount
Balance sheet
Deferred tax liability	20,992	22,047
Deferred tax asset	(15,643)	(15,429)
Before Offset Amount | Temporary Differences, Deferred Tax Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,397)	892	1,151
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(1,552)	1,863	899
Balance sheet
Deferred tax liability	17,392	18,025
Before Offset Amount | Pension plan surplusesa
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	133	42	105
Balance sheet
Deferred tax liability	2,568	3,022
Before Offset Amount | Pension plan surplusesa | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(700)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	12	(21)	(33)
Balance sheet
Deferred tax liability	12	0
Before Offset Amount | Other taxable temporary differencesb
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	10	(992)	180
Balance sheet
Deferred tax liability	1,020	1,000
Before Offset Amount | Temporary Differences, Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	591	3,202	643
Before Offset Amount | Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(166)	(309)	(846)
Balance sheet
Deferred tax asset	(2,141)	(1,974)
Before Offset Amount | Lease Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(176)	(8)	(43)
Balance sheet
Deferred tax asset	(1,785)	(1,047)
Before Offset Amount | Pension plan and other post-retirement benefit plan deficits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(60)	47	119
Balance sheet
Deferred tax asset	(755)	(647)
Before Offset Amount | Decommissioning, environmental and other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	563	770	(744)
Balance sheet
Deferred tax asset	(6,042)	(6,653)
Before Offset Amount | Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(14)	(6)	(9)
Balance sheet
Deferred tax asset	(136)	(282)
Before Offset Amount | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	(67)	1,578	1,282
Balance sheet
Deferred tax asset	(893)	(779)
Before Offset Amount | Loss carry forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	296	1,536	1,064
Balance sheet
Deferred tax asset	(2,467)	(2,669)
Before Offset Amount | Other deductible temporary differencesc
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge (credit) for the year in the income statement	215	(406)	$ (180)
Balance sheet
Deferred tax asset	$ (1,424)	$ (1,378)